Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets :
Cash and cash equivalents	$ 2,266	$ 1,759
Marketable securities	330	431
Trade accounts receivable, net	1,277	1,149
Inventories	1,562	1,335
Other current assets	419	425
Total current assets	5,854	5,099
Goodwill	121	123
Other intangible assets, net	212	209
Property, plant and equipment, net	3,495	3,094
Non-current deferred tax assets	672	624
Long-term investments	61	57
Other non-current assets	452	475
Total non-current assets	5,013	4,582
Total assets	10,867	9,681
Current liabilities:
Short-term debt	146	118
Trade accounts payable	981	893
Other payables and accrued liabilities	874	897
Dividends payable to stockholders	60	60
Accrued income tax	59	52
Total current liabilities	2,120	2,020
Long-term debt	1,764	1,583
Post-employment benefit obligations	385	385
Long-term deferred tax liabilities	14	11
Other long-term liabilities	160	215
Total non-current liabilities	2,323	2,194
Total liabilities	4,443	4,214
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 911,156,920 shares issued, 898,305,080 shares outstanding)	1,157	1,157
Capital surplus	2,843	2,718
Retained earnings	1,991	973
Accumulated other comprehensive income	509	688
Treasury stock	(141)	(132)
Total parent company stockholders' equity	6,359	5,404
Noncontrolling interest	65	63
Total equity	6,424	5,467
Total liabilities and equity	$ 10,867	$ 9,681